Income taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Loss before income taxes	$ (46,954)	$ (184,537)	$ (97,036)
Expected income tax recovery	(12,443)	(47,979)	(24,259)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	1,642	3,619	3,019
Other permanent differences	87	(2,562)	(2,158)
Withholding taxes	500	590	1,187
Change in enacted rates	189	0	62
Foreign tax rate differences, foreign exchange and other adjustments	(552)	3,858	(382)
Non-taxable income from equity investment	(3,974)	(2,851)	(3,308)
Change in valuation allowance	13,391	37,391	27,577
Goodwill impairment	0	(34,964)	0
Total	$ (1,160)	$ 873	$ 1,738